American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
June 30, 2021

Strategic Income - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 58.8%
Aerospace and Defense — 0.3%
TransDigm, Inc., 4.625%, 1/15/29(1)	170,000	170,559
Airlines — 1.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	180,000	190,800
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	192,000	206,418
United Airlines Pass Through Trust, 4.875%, 7/15/27	74,729	79,363
United Airlines, Inc., 4.625%, 4/15/29(1)	104,000	107,770
		584,351
Auto Components — 0.5%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 5/7/28(1)	250,000	254,454
Automobiles — 1.0%
General Motors Co., 4.20%, 10/1/27	450,000	502,340
Banks — 3.6%
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)	250,000	254,588
Banistmo SA, 4.25%, 7/31/27(1)	355,000	374,546
CIT Group, Inc., VRN, 4.125%, 11/13/29	210,000	216,994
HSBC Holdings plc, VRN, 2.80%, 5/24/32	120,000	123,240
Intesa Sanpaolo SpA, 4.20%, 6/1/32(1)	200,000	205,367
National Australia Bank Ltd., 2.99%, 5/21/31(1)	300,000	304,832
UniCredit SpA, VRN, 1.98%, 6/3/27(1)	200,000	199,485
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	200,000	200,866
		1,879,918
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	130,000	136,872
Capital Markets — 5.0%
Ares Finance Co. III LLC, VRN, 4.125%, 6/30/51(1)	190,000	190,475
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	140,000	143,465
Banco BTG Pactual SA, 4.50%, 1/10/25	200,000	209,740
CI Financial Corp., 4.10%, 6/15/51	115,000	120,417
FS KKR Capital Corp., 3.40%, 1/15/26	288,000	297,952
FS KKR Capital Corp., 2.625%, 1/15/27	72,000	71,273
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29(1)	285,000	284,508
LPL Holdings, Inc., 4.625%, 11/15/27(1)	150,000	155,879
Owl Rock Capital Corp., 3.40%, 7/15/26	95,000	99,104
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	195,000	214,621
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	150,000	157,876
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	210,000	207,591
Prospect Capital Corp., 3.36%, 11/15/26	480,000	481,251
		2,634,152
Commercial Services and Supplies — 0.4%
GFL Environmental, Inc., 4.00%, 8/1/28(1)	200,000	197,865
Communications Equipment — 1.0%
CommScope, Inc., 8.25%, 3/1/27(1)	485,000	518,974
Construction and Engineering — 1.3%
Arcosa, Inc., 4.375%, 4/15/29(1)	80,000	81,560
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26	200,000	203,897
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26(1)(2)	200,000	203,896
IHS Netherlands Holdco BV, 7.125%, 3/18/25	200,000	209,000
		698,353

Consumer Finance — 1.7%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	425,000	460,924
Navient Corp., 4.875%, 3/15/28	245,000	246,531
OneMain Finance Corp., 3.50%, 1/15/27	160,000	161,400
		868,855
Containers and Packaging — 0.9%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	204,266
Intertape Polymer Group, Inc., 4.375%, 6/15/29(1)	250,000	253,832
		458,098
Diversified Financial Services — 1.2%
Deutsche Bank AG, VRN, 3.04%, 5/28/32	200,000	203,803
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	200,000	201,022
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)(2)	250,000	251,875
		656,700
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	153,000	159,268
Electric Utilities — 1.3%
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	198,923	211,560
Inkia Energy Ltd., 5.875%, 11/9/27(2)	200,000	206,936
NRG Energy, Inc., 2.00%, 12/2/25(1)	250,000	253,711
		672,207
Energy Equipment and Services — 0.4%
Guara Norte Sarl, 5.20%, 6/15/34(1)	196,458	205,063
Entertainment — 0.5%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	250,000	251,465
Equity Real Estate Investment Trusts (REITs) — 6.0%
American Homes 4 Rent LP, 2.375%, 7/15/31(3)	40,000	39,563
EPR Properties, 4.75%, 12/15/26(2)	230,000	249,625
EPR Properties, 4.95%, 4/15/28	255,000	275,664
Hudson Pacific Properties LP, 3.25%, 1/15/30	121,000	127,839
IIP Operating Partnership LP, 5.50%, 5/25/26(1)	320,000	329,610
Iron Mountain, Inc., 4.875%, 9/15/29(1)	300,000	310,080
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	45,000	45,506
National Health Investors, Inc., 3.00%, 2/1/31	245,000	237,438
Office Properties Income Trust, 2.65%, 6/15/26	295,000	299,605
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	115,000	118,350
Retail Properties of America, Inc., 4.00%, 3/15/25	92,000	98,171
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	325,000	326,108
Spirit Realty LP, 4.00%, 7/15/29	102,000	113,385
Spirit Realty LP, 3.20%, 2/15/31	50,000	52,224
Sun Communities Operating LP, 2.70%, 7/15/31	49,000	49,102
Vornado Realty LP, 3.40%, 6/1/31	116,000	120,062
Welltower, Inc., 2.80%, 6/1/31	180,000	186,175
XHR LP, 4.875%, 6/1/29(1)	180,000	186,075
		3,164,582
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	184,000	196,472
United Natural Foods, Inc., 6.75%, 10/15/28(1)	100,000	107,819
		304,291
Food Products — 0.4%
MARB BondCo plc, 3.95%, 1/29/31(1)	200,000	193,090
Health Care Equipment and Supplies — 0.6%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	280,000	301,788
Health Care Providers and Services — 0.7%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)(3)	150,000	152,250

CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	100,000	104,939
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	100,000	106,849
		364,038
Hotels, Restaurants and Leisure — 1.5%
Boyd Gaming Corp., 4.75%, 6/15/31(1)	250,000	259,688
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	225,000	228,094
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(3)	13,000	13,016
Scientific Games International, Inc., 7.25%, 11/15/29(1)(2)	89,000	100,627
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	180,000	182,267
		783,692
Household Durables — 0.2%
Mattamy Group Corp., 4.625%, 3/1/30(1)	100,000	102,350
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp., 4.625%, 2/1/29(1)	50,000	49,297
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	200,000	205,051
		254,348
Insurance — 2.7%
American International Group, Inc., 6.25%, 5/1/36	100,000	139,038
American International Group, Inc., 4.50%, 7/16/44	100,000	121,551
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)	59,000	59,098
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	88,000	88,712
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)(3)	270,000	270,659
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)	136,000	140,122
SBL Holdings, Inc., 5.00%, 2/18/31(1)	310,000	334,349
SBL Holdings, Inc., VRN, 6.50%(1)(4)	260,000	259,025
		1,412,554
Internet and Direct Marketing Retail — 1.0%
B2W Digital Lux Sarl, 4.375%, 12/20/30	200,000	200,677
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	200,000	200,677
QVC, Inc., 4.375%, 9/1/28	125,000	127,673
		529,027
Machinery — 0.5%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	250,000	257,424
Media — 6.5%
AMC Networks, Inc., 4.25%, 2/15/29	250,000	252,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	350,000	367,500
CSC Holdings LLC, 5.75%, 1/15/30(1)	245,000	254,800
CSC Holdings LLC, 5.00%, 11/15/31(1)	400,000	402,460
DISH DBS Corp., 5.00%, 3/15/23	180,000	188,827
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	245,000	253,820
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	260,000	255,775
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	392,000	411,649
TEGNA, Inc., 4.625%, 3/15/28	356,000	369,795
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	200,000	229,287
VTR Finance NV, 6.375%, 7/15/28(1)	400,000	425,434
		3,411,847
Metals and Mining — 3.9%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	200,000	208,887
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	123,000	129,583
Constellium SE, 3.75%, 4/15/29(1)	100,000	99,127
CSN Resources SA, 4.625%, 6/10/31(1)	380,000	388,687
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	200,000	204,597
HTA Group Ltd., 7.00%, 12/18/25(1)	275,000	293,670
Indonesia Asahan Aluminium (Persero) PT, 4.75%, 5/15/25	200,000	221,022
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	200,000	205,584

Novelis Corp., 4.75%, 1/30/30(1)	105,000	110,381
United States Steel Corp., 6.875%, 3/1/29	200,000	214,250
		2,075,788
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	185,000	185,231
Multiline Retail — 0.8%
JSM Global Sarl, 4.75%, 10/20/30(1)(2)	400,000	416,128
Oil, Gas and Consumable Fuels — 6.3%
Antero Resources Corp., 7.625%, 2/1/29(1)	167,000	185,587
Antero Resources Corp., 5.375%, 3/1/30(1)	130,000	132,844
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	250,000	271,250
California Resources Corp., 7.125%, 2/1/26(1)	250,000	263,415
Callon Petroleum Co., 8.00%, 8/1/28(1)(3)	150,000	151,875
Comstock Resources, Inc., 5.875%, 1/15/30(1)	260,000	265,525
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	200,000	210,321
Diamondback Energy, Inc., 3.50%, 12/1/29	250,000	267,856
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	127,000	129,691
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	110,000	112,053
Geopark Ltd., 5.50%, 1/17/27(1)(2)	200,000	202,252
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	100,000	104,391
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)(2)	200,000	206,568
MEG Energy Corp., 5.875%, 2/1/29(1)	125,000	130,490
Occidental Petroleum Corp., 6.375%, 9/1/28	150,000	175,336
Occidental Petroleum Corp., 6.125%, 1/1/31	250,000	294,445
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	70,000	71,698
SM Energy Co., 6.50%, 7/15/28	130,000	133,738
		3,309,335
Pharmaceuticals — 0.5%
AdaptHealth LLC, 4.625%, 8/1/29(1)	110,000	111,657
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	125,000	128,094
		239,751
Real Estate Management and Development — 0.3%
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	182,000	181,705
Specialty Retail — 1.3%
Ambience Merger Sub, Inc., 7.125%, 7/15/29(1)(3)	100,000	101,250
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(5)	250,000	256,591
LBM Acquisition LLC, 6.25%, 1/15/29(1)	162,000	163,450
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	170,000	182,878
		704,169
Technology Hardware, Storage and Peripherals — 0.3%
NCR Corp., 5.125%, 4/15/29(1)	150,000	154,875
Thrifts and Mortgage Finance — 1.3%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)(3)	260,000	262,176
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	200,000	211,093
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	215,000	215,244
		688,513
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%, 8/11/25(1)	242,000	271,991
Transportation Infrastructure — 0.4%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	200,000	214,330
Wireless Telecommunication Services — 0.9%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	200,000	212,574
Vodafone Group plc, VRN, 4.125%, 6/4/81	270,000	269,932
		482,506
TOTAL CORPORATE BONDS (Cost $30,200,084)		30,852,847

COLLATERALIZED LOAN OBLIGATIONS — 11.9%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 2.74%, (3-month LIBOR plus 2.55%), 1/20/33(1)	150,000	151,084
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.09%, (3-month LIBOR plus 2.90%), 1/20/32(1)	150,000	151,449
Apidos CLO XXXIV, Series 2020-34A, Class C, VRN, 2.54%, (3-month LIBOR plus 2.30%), 1/20/33(1)	275,000	276,411
ARES LII CLO Ltd., Series 2019-52A, Class D, VRN, 4.13%, (3-month LIBOR plus 3.95%), 4/22/31(1)	350,000	352,085
Ares LVI CLO Ltd., Series 2020-56A, Class D1, VRN, 3.93%, (3-month LIBOR plus 3.75%), 10/25/31(1)	250,000	251,806
Ares XLI CLO Ltd., Series 2016-41A, Class CR, VRN, 1.90%, (3-month LIBOR plus 1.80%), 4/15/34(1)	300,000	298,712
Elmwood CLO I Ltd., Series 2019-1A, Class DR, VRN, 4.59%, (3-month LIBOR plus 4.40%), 10/20/33(1)	250,000	256,333
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.23%, (3-month LIBOR plus 2.05%), 4/15/33(1)	150,000	150,392
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.33%, (3-month LIBOR plus 3.15%), 4/15/33(1)	350,000	352,315
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class ER2, VRN, 6.70%, (3-month LIBOR plus 6.50%), 4/20/34(1)	350,000	351,139
Kayne CLO 7 Ltd., Series 2020-7A, Class E, VRN, 6.69%, (3-month LIBOR plus 6.50%), 4/17/33(1)	125,000	125,145
Magnetite XXIII Ltd., Series 2019-23A, Class D, VRN, 3.78%, (3-month LIBOR plus 3.60%), 10/25/32(1)	425,000	428,088
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 2.34%, (3-month LIBOR plus 2.15%), 10/21/30(1)	275,000	275,756
OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.84%, (3-month LIBOR plus 3.65%), 10/19/32(1)	250,000	251,680
OHA Loan Funding Ltd., Series 2016-1A, Class DR, VRN, 3.19%, (3-month LIBOR plus 3.00%), 1/20/33(1)	500,000	502,513
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class C, VRN, 3.52%, (3-month LIBOR plus 3.33%), 10/20/31(1)	450,000	443,050
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.63%, (3-month LIBOR plus 2.45%), 10/15/32(1)	250,000	251,134
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.84%, (3-month LIBOR plus 2.65%), 10/20/30(1)	450,000	446,125
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.00%), 5/20/31(1)	250,000	250,935
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	100,000	100,615
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 2.49%, (3-month LIBOR plus 2.30%), 7/20/30(1)	300,000	299,824
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.54%, (3-month LIBOR plus 3.35%), 7/20/30(1)	250,000	250,468
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,190,120)		6,217,059
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Private Sponsor Collateralized Mortgage Obligations — 7.4%
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	19,969	20,240
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	37,806	38,216
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	17,140	17,424
Bellemeade Re Ltd., Series 2018-3A, Class B1, VRN, 3.99%, (1-month LIBOR plus 3.90%), 10/25/28(1)	100,000	102,898
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/27(1)	250,000	260,093
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(1)	123,377	123,814
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 3.69%, (1-month LIBOR plus 3.60%), 6/25/30(1)	300,000	304,366
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.02%, 8/25/34	35,581	36,444
COLT Mortgage Loan Trust, Series 2020-2, Class B1 SEQ, VRN, 5.25%, 3/25/65(1)	150,000	153,500
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	160,000	166,721
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	225,000	227,080
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.26%, 5/25/65(1)	250,000	262,286
Home RE Ltd., Series 2020-1, Class B1, VRN, 7.09%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	230,189
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 3.67%, (SOFR plus 3.65%), 3/25/51(1)	142,713	144,057
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.03%, 10/25/49(1)	289,264	303,972
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	20,836	20,830
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.09%, (1-month LIBOR plus 7.00%), 7/25/30(1)	150,000	154,718
Oaktown Re V Ltd., Series 2020-2A, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/30(1)	250,000	264,013
Radnor RE Ltd., Series 2019-1, Class B1, VRN, 4.54%, (1-month LIBOR plus 4.45%), 2/25/29(1)	350,000	359,351
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.69%, (1-month LIBOR plus 5.60%), 10/25/30(1)	130,000	131,906
Traingle RE Ltd., Series 2021-1, Class M2, VRN, 3.99%, (1-month LIBOR plus 3.90%), 8/25/33(1)	150,000	150,701
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	200,000	212,641
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	200,000	209,923

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	4,465	4,370
		3,899,753
U.S. Government Agency Collateralized Mortgage Obligations — 4.4%
FHLMC, Series 2018-DNA3, Class B1, VRN, 3.99%, (1-month LIBOR plus 3.90%), 9/25/48(1)	117,000	121,109
FHLMC, Series 2019-DNA1, Class B1, VRN, 4.74%, (1-month LIBOR plus 4.65%), 1/25/49(1)	130,000	135,098
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.44%, (1-month LIBOR plus 4.35%), 3/25/49(1)	100,000	104,170
FHLMC, Series 2019-DNA3, Class B1, VRN, 3.34%, (1-month LIBOR plus 3.25%), 7/25/49(1)	120,000	121,381
FHLMC, Series 2019-FTR2, Class B1, VRN, 3.09%, (1-month LIBOR plus 3.00%), 11/25/48(1)	460,000	449,051
FHLMC, Series 2019-FTR2, Class M2, VRN, 2.24%, (1-month LIBOR plus 2.15%), 11/25/48(1)	120,000	120,016
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.19%, (1-month LIBOR plus 5.10%), 6/25/50(1)	180,000	188,967
FHLMC, Series 2020-DNA4, Class B1, VRN, 6.09%, (1-month LIBOR plus 6.00%), 8/25/50(1)	170,000	182,814
FHLMC, Series 2020-DNA5, Class B1, VRN, 4.82%, (SOFR plus 4.80%), 10/25/50(1)	160,000	170,387
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	326,314	337,673
FNMA, Series 2015-C02, Class 1M2, VRN, 4.09%, (1-month LIBOR plus 4.00%), 5/25/25	133,285	136,205
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	495,926	87,068
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	413,423	87,252
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	344,351	48,393
		2,289,584
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,069,078)		6,189,337
PREFERRED STOCKS — 6.9%
Banks — 3.0%
Banco do Brasil SA, 6.25%	200,000	204,454
Banco Mercantil del Norte SA, 8.375%(1)	200,000	242,340
Banco Santander SA, 4.75%	115,000	116,668
BNP Paribas SA, 4.625%(1)(2)	200,000	208,704
Citigroup, Inc., 3.875%	280,000	286,650
Huntington Bancshares, Inc., 5.625%	150,000	174,750
JPMorgan Chase & Co., 4.60%	320,000	332,016
		1,565,582
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The), 3.70%	200,000	209,000
Charles Schwab Corp. (The), Series H, 4.00%	145,000	148,516
Charles Schwab Corp. (The), Series I, 4.00%	165,000	172,425
Goldman Sachs Group, Inc. (The), 3.80%	64,000	65,299
		595,240
Consumer Finance — 1.6%
Ally Financial, Inc., 4.70%	340,000	345,202
American Express Co., 3.40%	245,000	245,919
Capital One Financial Corp., 3.95%	130,000	133,087
Discover Financial Services, 5.50%	99,000	106,421
		830,629
Trading Companies and Distributors — 1.2%
Air Lease Corp., 4.65%(2)	300,000	311,625
Aircastle Ltd., 5.25%(1)	315,000	318,938
		630,563
TOTAL PREFERRED STOCKS (Cost $3,489,569)		3,622,014
ASSET-BACKED SECURITIES — 3.7%
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)(3)	250,000	250,401
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	28,677	29,402
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/28(1)(3)	100,000	99,999
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	61,196	62,699
InStar Leasing III LLC, Series 2021-1A, Class A SEQ, 2.30%, 2/15/54(1)	196,457	197,744
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	250,000	251,266

MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	115,809	117,269
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(1)	100,000	100,886
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	250,000	253,641
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(1)	200,000	203,916
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	90,397	93,013
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	250,000	253,623
TOTAL ASSET-BACKED SECURITIES (Cost $1,898,403)		1,913,859
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.0%
Oman — 0.8%
Oman Government International Bond, 4.75%, 6/15/26	400,000	414,430
South Africa — 0.6%
Republic of South Africa Government International Bond, 5.875%, 6/22/30(2)	300,000	342,993
Turkey — 0.6%
Turkey Government International Bond, 6.875%, 3/17/36(2)	300,000	303,944
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,039,512)		1,061,367
BANK LOAN OBLIGATIONS(6) — 0.6%
Food and Staples Retailing — 0.1%
United Natural Foods, Inc., Term Loan B, 3.60%, (1-month LIBOR plus 3.50%), 10/22/25	58,330	58,449
Health Care Equipment and Supplies — 0.2%
Avantor Funding, Inc., USD Term Loan B3, 3.00%, (1-month LIBOR plus 2.00%), 11/21/24	106,047	106,291
Pharmaceuticals — 0.3%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	167,580	166,742
TOTAL BANK LOAN OBLIGATIONS (Cost $330,717)		331,482
CONVERTIBLE BONDS — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22 (Cost $228,773)	225,000	226,980
U.S. TREASURY SECURITIES — 0.4%
U.S. Treasury Notes, 0.375%, 4/15/24(7)	150,000	149,836
U.S. Treasury Notes, 1.625%, 8/15/29(7)	50,000	51,148
TOTAL U.S. TREASURY SECURITIES (Cost $199,715)		200,984
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $342,149), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $335,427)		335,427
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $569,168), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $558,000)		558,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $893,427)		893,427
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(8) — 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,902,123)	2,902,123	2,902,123
TOTAL INVESTMENT SECURITIES — 103.7% (Cost $53,441,521)		54,411,479
OTHER ASSETS AND LIABILITIES — (3.7)%		(1,930,569)
TOTAL NET ASSETS — 100.0%		$52,480,910

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,542	USD	15,300	Morgan Stanley	9/15/21	$(406)
MXN	170,424	USD	8,539	Morgan Stanley	9/15/21	(68)
						$(474)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	3	September 2021	$397,500	$(115)
U.S. Treasury 2-Year Notes	51	September 2021	11,236,336	(19,795)
U.S. Treasury 5-Year Notes	37	September 2021	4,566,898	(14,874)
			$16,200,734	$(34,784)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	15	September 2021	$2,208,047	$(29,685)
U.S. Treasury Long Bonds	3	September 2021	482,250	(6,506)
U.S. Treasury Ultra Bonds	1	September 2021	192,687	(1,971)
			$2,882,984	$(38,162)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MXN	-	Mexican Peso
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,164,492, which represented 68.9% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,807,788. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Perpetual maturity with no stated maturity date.
(5)The security's rate was paid in cash at the last payment date.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $51,192.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,902,123.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	30,852,847	—
Collateralized Loan Obligations	—	6,217,059	—
Collateralized Mortgage Obligations	—	6,189,337	—
Preferred Stocks	—	3,622,014	—
Asset-Backed Securities	—	1,913,859	—
Sovereign Governments and Agencies	—	1,061,367	—
Bank Loan Obligations	—	331,482	—
Convertible Bonds	—	226,980	—
U.S. Treasury Securities	—	200,984	—
Temporary Cash Investments	—	893,427	—
Temporary Cash Investments - Securities Lending Collateral	2,902,123	—	—
	2,902,123	51,509,356	—
Liabilities
Other Financial Instruments
Futures Contracts	72,946	—	—
Forward Foreign Currency Exchange Contracts	—	474	—
	72,946	474	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended June 30, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,702	$11	$1,613	$(100)	—	—	$116	$17
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.